Supplementary Information to the Consolidated Cash Flow Statement - Summary of Detailed Information About Non Cash Transaction (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non Cash Transactions [Abstract]
Lease of aircraft	¥ 4,623	¥ 11,335
Convertible bonds converted to A shares	¥ 10,456